Income tax incurred and deferred: IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure by geographical areas:
IT provision	$ 3,944,143	$ 3,438,809	$ 1,728,507
Mexico
Disclosure by geographical areas:
Current IT	3,477,638	2,961,187	1,749,031
Deferred IT	11,131	(169,080)	(128,254)
IT provision	3,488,769	2,792,107	1,620,777
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT	2,617	3,703	886
Deferred IT	34,441	38,160	37,979
IT provision	37,058	41,863	38,865
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	405,098	377,437	74,862
Deferred IT	13,218	227,402	(5,997)
IT provision	$ 418,316	$ 604,839	$ 68,865